Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions

19. Acquisitions

During 2011, 2010, and 2009, the Company acquired total dialysis and other businesses as follows:

	Year ended December 31,
	2011	2010	2009
Cash paid, net of cash acquired	$1,077,442	$188,502	$87,617
Deferred purchase price and other acquisition obligations	19,010	449	338

Aggregate purchase cost	$1,096,452	$188,951	$87,955

Number of chronic dialysis centers acquired	178	41	19

The assets and liabilities for all acquisitions were recorded at their estimated fair values at the dates of the acquisitions and are included in the Company’s financial statements and operating results from the effective dates of the acquisitions.

Acquisition of DSI Renal Inc.

On September 2, 2011, the Company completed its acquisition of all of the outstanding common stock of CDSI I Holding Company, Inc., the parent company of dialysis provider DSI Renal Inc. (DSI), pursuant to an agreement and plan of merger for approximately $723,012 in net cash, plus the assumption of certain liabilities totaling approximately $6,541, subject to certain post-closing adjustments. DSI had 113 outpatient dialysis centers that provide services to approximately 8,000 patients in 23 states. The Company also incurred approximately $21,700 in transaction and integration costs during 2011 associated with this acquisition that are included in general and administrative expenses in the consolidated statements of income.

The initial purchase price allocation for the DSI acquisition is recorded at estimated fair values based upon the best information available to management and will be finalized when certain information arranged to be obtained has been received. In particular, certain income tax amounts are pending issuance of the final tax returns.

The following table summarizes the assets acquired and liabilities assumed in the transaction and recognized at the acquisition date at their estimated fair values, as well as the estimated fair value of the noncontrolling interests in DSI at that date:

Current assets	$164,227
Property and equipment	67,080
Amortizable intangible and other long-term assets	6,523
Goodwill	500,662
Long-term deferred income taxes	79,420
Current liabilities assumed	(54,046)
Other long-term liabilities	(11,213)
Noncontrolling interests	(23,100)

$729,553

Amortizable intangible assets acquired in this acquisition had weighted average estimated useful lives of nine years.

Of the goodwill recognized in this acquisition, approximately $262,000 is expected to be deductible for tax purposes over the next 15 years.

The noncontrolling interests acquired as part of the acquisition are stated at fair value based upon a third-party appraisal that was informed by implied multiples used in conjunction with the acquisition of the DSI group, as well as the Company’s overall experience and contractual multiples typical for such arrangements.

The operating results of DSI are included in the Company’s consolidated financial statements effective September 1, 2011.

Other acquisitions

During 2011, the Company acquired other dialysis related and other ancillary businesses consisting of 57 dialysis centers in the U.S., eight dialysis centers outside of the U.S. and one vascular access center for a total of $354,430 in net cash and deferred purchase price of $12,469. During 2010 and 2009, the Company acquired other dialysis businesses consisting of 41 centers and 19 centers for a total of $188,951 and $87,955, respectively, in cash and deferred purchase price obligations. The assets and liabilities for all acquisitions were recorded at their estimated fair market values at the dates of the acquisitions and are included in the Company’s financial statements and operating results from the effective dates of the acquisitions.

The following table summarizes the assets acquired and liabilities assumed in these transactions and recognized at their acquisition dates at estimated fair values, as well as the estimated fair value of the noncontrolling interests assumed in these transactions:

	Year ended December 31,
	2011	2010	2009
Tangible assets, principally leasehold improvements and equipment	$32,649	$21,257	$11,140
Amortizable intangible assets	19,804	18,300	6,703
Goodwill	388,844	152,252	78,199
Noncontrolling interests assumed	(70,821)	(1,171)	(7,567)
Liabilities assumed	(3,577)	(1,687)	(520)

Aggregate purchase cost	$366,899	$188,951	$87,955

Amortizable intangible assets acquired during 2011, 2010 and 2009 had weighted-average estimated useful lives of nine, nine and seven years, respectively. In 2011, 2010 and 2009, $352,674, $152,252 and $78,199 of goodwill was associated with the dialysis and related lab services business. In addition, in 2011 $36,170 of goodwill was associated with the other ancillary services and strategic initiatives. The total amount of goodwill deductible for tax purposes associated with these acquisitions for 2011, 2010, and 2009 was approximately $298,000, $154,000 and $72,000, respectively.

Discontinued operations

Pursuant to a consent order issued by the Federal Trade Commission on September 2, 2011, the Company agreed to divest a total of 30 outpatient dialysis centers and several home-based dialysis programs in order to complete the acquisition of DSI. In conjunction with the consent order, on September 30, 2011, the Company completed the sale of 28 outpatient dialysis centers to Dialysis Newco, Inc. (Dialysis Newco), a portfolio company of Frazier Healthcare VI, L.P. and New Enterprise Associates 13, Limited Partnership pursuant to an asset purchase agreement dated August 26, 2011. Effective October 31, 2011, the Company also completed the sale of two additional outpatient dialysis centers to Dialysis Newco that were previously pending state regulatory approval. The Company anticipates receiving total net cash consideration of approximately $82,000 for all of the outpatient dialysis centers that were divested. As part of this transaction, Dialysis Newco assumed specific liabilities related to the centers it acquired. All other liabilities were retained by the Company. The Company recorded a loss of approximately $4,756, net of tax, during the year ended December 31, 2011 related to the divestiture of its historical DaVita centers.

The operating results of the historical DaVita divested centers are reflected as discontinued operations for all periods presented. In addition, the operating results of the DSI divested centers are reflected as discontinued operations in the consolidated financial statements beginning September 1, 2011.

The results from discontinued operations related to the dialysis and related lab services segment were as follows:

	Year ended December 31,
	2011	2010	2009
Net operating revenues	$16,648	$9,341	$8,152

Income before income taxes	1,896	468	645
Income tax expense	675	187	252

Income from discontinued operations	$1,221	$281	$393

Net assets of discontinued operations related to the dialysis and related lab services segment as of September 30, 2011, were as follows:

Current assets	$71,384
Property and equipment, net	5,183
Goodwill	7,999
Liabilities and noncontrolling interests	(836)

Net assets from discontinued operations	$83,730

Pro forma financial information

The following summary, prepared on a pro forma basis, combines the results of operations as if all acquisitions and divestitures in 2011 and 2010 had been consummated as of the beginning of 2010, after including the impact of certain adjustments such as amortization of intangibles, interest expense on acquisition financing and income tax effects.

	Year ended December 31,
	2011	2010
	(unaudited)
Pro forma net revenues	$7,309,901	$6,983,641
Pro forma net income attributable to DaVita Inc.	520,625	471,635
Pro forma income from continuing operations attributable to DaVita Inc.	524,379	471,354
Pro forma basic net income per share attributable to DaVita Inc.	5.50	4.65
Pro forma diluted net income per share attributable to DaVita Inc.	5.39	4.58